CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses
General and administrative expenses	¥ (1,109,545)	$ (159,376)	¥ (1,020,671)	¥ (928,188)
Operating loss	(325,825)	(46,802)	(657,974)	(1,276,498)
Interest expense	(79,486)	(11,417)	(75,060)	(47,154)
Interest income	95,440	13,709	102,821	75,056
Foreign currency translation adjustments	39,273	5,641	111,590	(133,767)
Comprehensive loss attributable to BEST Inc.	(163,143)	(23,434)	(396,398)	(1,361,660)
Other comprehensive (loss) income, tax	0		0	0
Parent | Reportable legal entities
Operating expenses
General and administrative expenses	(2,698)	(388)	(6,610)	(30)
Operating loss	(2,698)	(388)	(6,610)	(30)
Share of losses of subsidiaries and VIE	(188,962)	(27,142)	(501,396)	(1,227,847)
Interest expense	(10,756)	(1,545)		(30)
Interest income			18	14
Net loss attributable to ordinary shareholders	(202,416)	(29,075)	(507,988)	(1,227,893)
Foreign currency translation adjustments	39,273	5,641	111,590	(133,767)
Comprehensive loss attributable to BEST Inc.	(163,143)	$ (23,434)	(396,398)	(1,361,660)
Other comprehensive (loss) income, tax	¥ 0		¥ 0	¥ 0